Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Loss Before Income Taxes

Loss before income taxes consisted of:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB	US$
	(Unaudited)
Non-PRC	(4,143)	(43,754)	(6,449)
PRC	(22,933)	(53,851)	(7,937)
	(27,076)	(97,605)	(14,386)

Schedule of Income Tax Expense

The following table presents the composition of income tax expense for the six months ended June 30, 2025 and 2026:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB	US$
	(Unaudited)
Current income tax expense	326	-	-
	326	-	-

Schedule of Effective Tax Rate and the Statutory Income Tax Rate

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follows:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB	US$
		(Unaudited)
Loss before provision for income taxes	(27,076)	(97,605)	(14,386)
Income tax benefit computed at the applicable statutory tax rate of 25%	(6,769)	(24,401)	(3,596)
The effect of different tax rates	111	2,128	314
Change in valuation allowance	6,984	22,273	3,283
Income tax expense	326	-	-

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	Significant components of the Group’s deferred tax assets and deferred tax liabilities were as follows:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
		(Unaudited)
Deferred tax assets:
Current and prior year tax losses	69,010	89,521	13,194
Allowance for credit loss	230	1,992	294
Total deferred tax assets	69,240	91,513	13,487
Less: valuation allowance	(69,240)	(91,513)	(13,487)
Deferred tax assets, net	-	-	-

Schedule of Operating Tax loss Carryforwards

As of June 30, 2026, net operating tax loss carryforwards in the PRC are expected to expire as follows:

	As of June 30, 2026
	RMB	US$
2026	11,465	1,690
2027	39,695	5,850
2028	26,870	3,960
2029	62,872	9,267
2030	111,121	16,377
	252,023	37,144